Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Reconciliation of Net Income to Numerator for Computation of Basic and Diluted earnings Per Share	A reconciliation of net income attributable to Baidu, Inc. in the consolidated statements of comprehensive income to the numerator for the computation of basic and diluted earnings per share for the years ended December 31, 2022, 2023 and 2024 is as follows:

	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
	(In millions, including number of shares, except for per share data)
Net income attributable to Baidu, Inc.	7,559	20,315	23,760	3,255
Accretion of the redeemable noncontrolling interests	(591)	(717)	(588)	(81)

Numerator for basic EPS computation	6,968	19,598	23,172	3,174
Impact of diluted securities of subsidiaries and equity method investees	—	(44)	(105)	(14)
Numerator for diluted EPS computation	6,968	19,554	23,067	3,160

Computation of Basic and Diluted Earnings Per Class A and Class B Ordinary Share
The following table sets forth the computation of basic and diluted earnings per Class A and Class B ordinary share and basic and diluted earnings per ADS:

	For the years ended December 31,
	2022		2023		2024		2024
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
	(In millions, including number of shares and ADS, except for per share and per ADS data)
Earnings per share—basic:
Numerator
Allocation of net income attributable to Baidu, Inc.	5,590	1,378	15,905	3,693	18,812	2,577	4,360	597

Denominator
Weighted average ordinary shares outstanding	2,232	550	2,278	529	2,265	2,265	525	525

Denominator used for basic EPS	2,232	550	2,278	529	2,265	2,265	525	525

Earnings per share—basic	2.50	2.50	6.98	6.98	8.31	1.14	8.31	1.14

Earnings per share—diluted:
Numerator
Allocation of net income attributable to Baidu, Inc. for diluted computation	5,604	1,364	15,909	3,645	18,741	2,567	4,326	593
Reallocation of net income attributable to Baidu, Inc. as a result of conversion of Class B to Class A shares	1,364	—	3,645	—	4,326	593	—	—

Numerator for diluted EPS calculation	6,968	1,364	19,554	3,645	23,067	3,160	4,326	593

Denominator
Weighted average ordinary shares outstanding	2,232	550	2,278	529	2,265	2,265	525	525
Conversion of Class B to Class A ordinary shares	550	—	529	—	525	525	—	—
Share-based awards	27	—	30	—	8	8	—	—

Denominator used for diluted EPS	2,809	550	2,837	529	2,798	2,798	525	525

Earnings per share—diluted	2.48	2.48	6.89	6.89	8.24	1.13	8.24	1.13

Earnings per ADS (1 ADS equals 8 Class A ordinary shares):
Denominator used for earnings per ADS—basic	279		285		283	283

Denominator used for earnings per ADS—diluted	351		355		350	350

Earnings per ADS—basic	20.02		55.83		66.40	9.10

Earnings per ADS—diluted	19.85		55.08		65.91	9.03